GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill and Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 64,754
Impairment losses	19,212	$ 29,667	$ 87,673
Balance at end of year	52,951	64,754
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	262,372	251,934
Additions	10,281	10,424
Disposals		(15)
Reclassification
Exchange adjustments	(17)	(29)
Balance at end of year	272,636	262,372	251,934
Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	64,754	87,275
Balance at end of year	52,951	64,754	87,275
Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(197,618)	(164,659)
Disposals	8	8
Charge for the year	2,825	(3,303)
Impairment losses	(19,212)	(29,667)
Exchange adjustments	(30)	3
Balance at end of year	(219,685)	(197,618)	(164,659)
Goodwill [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	81,689	81,689
Additions
Disposals
Reclassification
Exchange adjustments
Balance at end of year	81,689	81,689	81,689
Goodwill [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	17,898	25,774
Balance at end of year	16,141	17,898	25,774
Goodwill [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(63,791)	(55,915)
Disposals
Charge for the year
Impairment losses	(1,757)	(7,876)
Exchange adjustments
Balance at end of year	(65,548)	(63,791)	(55,915)
Development cost [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	136,918	126,619
Additions	9,871	10,402
Reclassification		(132)
Exchange adjustments	(17)	29
Balance at end of year	146,772	136,918	126,619
Development cost [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	34,778	46,966
Balance at end of year	26,265	34,778	46,966
Development cost [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(102,140)	(79,653)
Disposals
Charge for the year	(1,564)	(1,708)
Impairment losses	(16,773)	(20,782)
Exchange adjustments	(30)	3
Balance at end of year	(120,507)	(102,140)	(79,653)
Patents and licences [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	9,947	9,925
Additions		22
Reclassification
Exchange adjustments
Balance at end of year	9,947	9,947	9,925
Patents and licences [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	219	387
Balance at end of year	133	219	387
Patents and licences [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(9,728)	(9,538)
Disposals
Charge for the year		(17)
Impairment losses	(86)	(173)
Exchange adjustments
Balance at end of year	(9,814)	(9,728)	(9,538)
Intangible assets [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	33,818	33,701
Additions	410
Disposals		(15)
Reclassification		132
Exchange adjustments
Balance at end of year	34,228	33,818	33,701
Intangible assets [Member] | Carrying amounts [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	11,859	14,148
Balance at end of year	10,412	11,859	14,148
Intangible assets [Member] | Accumulated depreciation and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	(21,959)	(19,553)
Disposals	8	8
Charge for the year	(1,261)	(1,578)
Impairment losses	(596)	(836)
Exchange adjustments
Balance at end of year	$ (23,816)	$ (21,959)	$ (19,553)